STOCK OPTIONS (DETAILS TEXTUAL) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Allocated Share-Based Compensation Expense	$ 0	$ 0	$ 75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	3	19
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	0	6
Selling, General and Administrative Expenses [Member]
Allocated Share-Based Compensation Expense	$ 0	$ 0	$ 19
Option Plan 2010 [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures	600,000